Consolidated Statements of Equity - USD ($) $ in Thousands	Common Stock [Member] Performance Shares [Member]	Common Stock [Member] Deferred Compensation Plan [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]	Total
Cumulative effect adjustment from adoption of new accounting pronouncement			$ 4,135,343	$ 154,917	$ (10,963)		$ 2,654,207	$ 4,850	$ 6,938,354
Beginning Balances at Dec. 31, 2019			$ 4,135,343	154,917	(10,963)		2,654,207	4,850	6,938,354
Beginning Balances, shares at Dec. 31, 2019			263,618,161
Beginning Balance, treasury shares at Dec. 31, 2019						81,514
Sale of common shares held in trust			$ 679						679
Sale of common shares held in trust, shares			7,330			(7,330)
Vesting of restricted share units (shares)	281,186	23,857	377,006
Fair value adjustment for common shares in deferred compensation plan exchanged for other investment options				(678)					(678)
Tax withholdings related to net share settlements of equity-based compensation				(23,446)					(23,446)
Tax withholdings related to net share settlements of equity-based compensation, shares			(230,698)
Equity-based compensation				39,762					$ 39,762
Exercise of warrants			20,125
Repurchase of common shares (shares)			(1,271,977)						(1,271,977)
Repurchase of common shares			$ (105,654)						$ (105,654)
Cash dividends on common shares							(199,883)		(199,883)
Amounts reclassified into earnings, net of taxes					7,187				7,187
Changes in fair value of cash flow hedges, net of taxes					(47,528)				(47,528)
Foreign currency translation adjustment					50,653				50,653
Net income							204,677	(685)	203,992
Ending Balances at Dec. 31, 2020			$ 4,030,368	170,555	(651)		2,659,001	4,165	6,863,438
Ending Balances, shares at Dec. 31, 2020			262,824,990
Ending Balance, treasury shares at Dec. 31, 2020						74,184
Cumulative effect adjustment from adoption of new accounting pronouncement			$ 4,030,368	170,555	(651)		2,659,001	4,165	6,863,438
Sale of common shares held in trust			$ 430						430
Sale of common shares held in trust, shares			3,522			(3,522)
Vesting of restricted share units (shares)	154,251	19,510	343,480
Fair value adjustment for common shares in deferred compensation plan exchanged for other investment options				(1,177)					(1,177)
Tax withholdings related to net share settlements of equity-based compensation				(18,606)					(18,606)
Tax withholdings related to net share settlements of equity-based compensation, shares			(186,978)
Equity-based compensation				48,710					$ 48,710
Exercise of warrants			46,730
Repurchase of common shares (shares)			(3,003,822)						(3,003,822)
Repurchase of common shares			$ (338,993)						$ (338,993)
Issuance of shares under employee share purchase plan			$ 1,222						$ 1,222
Issuance of shares under employee share purchase plan, shares			10,813						10,813
Cash dividends on common shares							(220,203)		$ (220,203)
Amounts reclassified into earnings, net of taxes					14,936				14,936
Changes in fair value of cash flow hedges, net of taxes					17,116				17,116
Foreign currency translation adjustment					8,183				8,183
Net income							618,047	442	618,489
Ending Balances at Dec. 31, 2021			$ 3,693,027	199,482	39,584		3,056,845	4,607	$ 6,993,545
Ending Balances, shares at Dec. 31, 2021			260,212,496						260,212,496
Ending Balance, treasury shares at Dec. 31, 2021						70,662			70,662
Cumulative effect adjustment from adoption of new accounting pronouncement			$ 3,693,027	199,482	39,584		3,056,845	4,607	$ 6,993,545
Sale of common shares held in trust			$ 305						305
Sale of common shares held in trust, shares			2,203			(2,203)
Vesting of restricted share units (shares)			312,706
Tax withholdings related to net share settlements of equity-based compensation				(17,236)					(17,236)
Tax withholdings related to net share settlements of equity-based compensation, shares			(143,243)
Equity-based compensation				14,139					$ 14,139
Exercise of warrants			11,560
Repurchase of common shares (shares)			(3,388,155)						(3,388,155)
Repurchase of common shares			$ (424,999)						$ (424,999)
Issuance of shares under employee share purchase plan			$ 1,554						$ 1,554
Issuance of shares under employee share purchase plan, shares			12,015						12,015
Cash dividends on common shares							(59,391)		$ (59,391)
Amounts reclassified into earnings, net of taxes					3,491				3,491
Changes in fair value of cash flow hedges, net of taxes					32,854				32,854
Foreign currency translation adjustment					34,429				34,429
Net income							180,324	44	180,368
Ending Balances at Mar. 31, 2022			$ 3,269,887	196,385	110,358		3,177,778	4,651	6,759,059
Ending Balances, shares at Mar. 31, 2022			257,096,408
Ending Balance, treasury shares at Mar. 31, 2022						68,459,000
Beginning Balances at Dec. 31, 2021			$ 3,693,027	199,482	39,584		3,056,845	4,607	$ 6,993,545
Beginning Balances, shares at Dec. 31, 2021			260,212,496						260,212,496
Beginning Balance, treasury shares at Dec. 31, 2021						70,662			70,662
Sale of common shares held in trust			$ 660						$ 660
Sale of common shares held in trust, shares			5,203			(5,203)
Vesting of restricted share units (shares)	57,677	19,509	318,851
Tax withholdings related to net share settlements of equity-based compensation				(18,358)					(18,358)
Tax withholdings related to net share settlements of equity-based compensation, shares			(210,700)
Equity-based compensation				62,952					$ 62,952
Exercise of warrants			104,253
Repurchase of common shares (shares)			(3,388,155)						(3,388,155)
Repurchase of common shares			$ (424,999)						$ (424,999)
Issuance of shares under employee share purchase plan			$ 3,270						$ 3,270
Issuance of shares under employee share purchase plan, shares			26,582						26,582
Cash dividends on common shares							(243,013)		$ (243,013)
Amounts reclassified into earnings, net of taxes					4,815				4,815
Changes in fair value of cash flow hedges, net of taxes					56,107				56,107
Foreign currency translation adjustment					(157,336)				(157,336)
Net income							835,662	339	836,001
Ending Balances at Dec. 31, 2022			$ 3,271,958	244,076	(56,830)		3,649,494	4,946	$ 7,113,644
Ending Balances, shares at Dec. 31, 2022			257,145,716						257,145,716
Ending Balance, treasury shares at Dec. 31, 2022						65,459			65,459
Cumulative effect adjustment from adoption of new accounting pronouncement			$ 3,269,887	196,385	110,358		3,177,778	4,651	$ 6,759,059
Cumulative effect adjustment from adoption of new accounting pronouncement			3,271,958	244,076	(56,830)		3,649,494	4,946	7,113,644
Sale of common shares held in trust			$ 765						765
Sale of common shares held in trust, shares			5,803			(5,803)
Vesting of restricted share units (shares)			325,490
Tax withholdings related to net share settlements of equity-based compensation				(22,966)					(22,966)
Tax withholdings related to net share settlements of equity-based compensation, shares			(176,837)
Equity-based compensation				17,374					$ 17,374
Exercise of warrants			13,019
Repurchase of common shares (shares)									0
Issuance of shares under employee share purchase plan			$ 1,841						$ 1,841
Issuance of shares under employee share purchase plan, shares			14,594						14,594
Cash dividends on common shares							(65,788)		$ (65,788)
Amounts reclassified into earnings, net of taxes					(2,999)				(2,999)
Changes in fair value of cash flow hedges, net of taxes					(2,425)				(2,425)
Foreign currency translation adjustment					1,682				1,682
Net income							197,813	23	197,836
Ending Balances at Mar. 31, 2023			$ 3,274,564	238,484	(60,572)		3,781,519	4,969	$ 7,238,964
Ending Balances, shares at Mar. 31, 2023			257,487,434						257,487,434
Ending Balance, treasury shares at Mar. 31, 2023						59,656			59,656
Cumulative effect adjustment from adoption of new accounting pronouncement			$ 3,274,564	$ 238,484	$ (60,572)		$ 3,781,519	$ 4,969	$ 7,238,964